DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2011
DISCONTINUED OPERATIONS

NOTE 3 - DISCONTINUED OPERATIONS

Sale of consumer automotive dealerships in 2009

On June 15, 2009, Hebei Kaiyuan, the registered shareholder of the Dealership Subsidiaries entered into an acquisition agreement (the “Agreement”) with Xinjiang. The Company controlled the Dealership Subsidiaries through certain contractual arrangements between Hebei Kaiyuan and Chuanglian, a wholly-owned subsidiary of the Company. Pursuant to the Agreement, Xinjiang agreed to acquire all of the outstanding securities of the Dealership Subsidiaries, which together comprised all of the Company’s consumer auto dealership business.

Accordingly, the Company has accounted for the consumer automotive dealership business in the accompanying consolidated financial statements as a discontinued operation. Assets and liabilities, revenues and expenses, and cash flows related to the consumer automotive dealership business have been appropriately reclassified in the accompanying consolidated financial statements as discontinued operations for all periods presented.

The transfer relates to the sale of the consumer automotive dealership business during the year ended December 31, 2009. The consumer automotive dealership business was held by the Company’s indirectly controlled variable interest entities. Upon disposal, the Company transferred 100% ownership of the consumer automotive dealership business in exchange for 100% equity interest of a company, Hebei Xuhua Trading Co., Ltd., holding only cash. As a result of the exchange of these companies, the net assets of the consumer automotive dealership on the disposal date (including retained earnings and statutory reserves) was recorded as a contribution by shareholders through additional paid-in capital.

The following revenue and expense items have been reclassified and included in income from discontinued operations in the consolidated income statement for the year ended December 31, 2009:

December 31, 2009

Revenues	$514,540
Income from discontinued operations, before income taxes	15,650
Income tax provision	3,904
Net income attributable to noncontrolling interests	2,051
Income from discontinued operations, net of taxes	9,695
Gain on disposal of discontinued operations, net of taxes	5,675
Realization of foreign currency translation gain relating to discontinued operations	5,717
Income from discontinued operations	$21,087